    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 6, 2006

                      1933 ACT REGISTRATION NO. 333-62238

                      1940 ACT REGISTRATION NO. 811-07975

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                          PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 8
                                      AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 76 [X]
                       (Check appropriate box or boxes)

                               -----------------

                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               -----------------

                               THOMAS C. CASTANO
                                   SECRETARY
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                    (Name and address of agent for service)

                                (973) 802-4708

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                       VICE PRESIDENT, CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992

                                (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on October 6, 2006 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on ______ pursuant to paragraph (a) (1) of Rule 485

  Title of Securities Being Registered: Interests in Variable Annuity Contracts

================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 8 to the Registration Statement for the purpose of including in the Registration Statement a Prospectus supplement, which reflects changes to the underlying mutual funds. The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 7 with the SEC on April 19, 2006 as supplemented May 1, 2006, June 9, 2006, August 4, 2006 and August 8, 2006 are hereby incorporated by reference. Other than as set forth herein, this post-effective amendment to the registration statement does not amend or delete any other part of the registration statement.

                  Pruco Life Insurance Company of New Jersey

                       Strategic Partners Annuity One 3

                           Strategic Partners Plus 3

                           Strategic Partners Select

                           Strategic Partner Advisor

                      Supplement, dated November 20, 2006
                                      To
                        Prospectuses, dated May 1, 2006

   This supplement reflects certain changes to the underlying mutual funds as well as disclosure reflecting the maximum charge for the Guaranteed Minimum Income Benefit ("GMIB") available under Strategic Partners Annuity One 3 and Strategic Partners Plus 3.

In the Summary of Contract Expenses section of the prospectus for each of Strategic Partners Annuity One 3 and Strategic Partners Plus 3, we revise the line item pertaining to GMIB to read as follows:

Maximum Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals-as a percentage of average GMIB
Protected Value*                                                         1.00%

Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals-as a percentage of average GMIB
Protected Value (current charge)                                         0.50%

* We reserve the right to increase this charge up to the maximum indicated upon any reset of the benefit.

In Section 2 of each prospectus, we make the following change to the chart setting forth a brief description of each variable investment option, to reflect a subadviser name change:

  . SP Small Cap Value Portfolio, AST Small Cap Value Portfolio, and Prudential Series Fund Equity Portfolio. Salomon Brothers Asset Management will change its name to ClearBridge Advisers LLC, effective in December 2006.

In section 2 of each prospectus, we revise the investment objectives/policies section, and portfolio adviser/sub-adviser section for two Portfolios to read as follows. These new descriptions reflect the addition of sub-advisers as well as revisions to non-fundamental investment policies:

     .   SP LSV International Value Portfolio:

                                                                                          PORTFOLIO
   STYLE/                                                                                 ADVISER/
    TYPE                     INVESTMENT OBJECTIVES/POLICIES                              SUB-ADVISER
-------------   ---------------------------------------------------------   -------------------------------------
International   SP International Value Portfolio (formerly SP LSV           LSV Asset Management,
   Equity       International Value Portfolio): seeks capital growth.       Thornburg Investment Management, Inc.
                The Portfolio normally invests at least 80% of the
                Portfolio's investable assets (net assets plus borrowings
                made for investment purposes) in the equity securities
                of companies in developed countries outside the United
                States that are represented in the MSCI EAFE Index.

  .   SP William Blair International Growth Portfolio

                                                                                        PORTFOLIO
   STYLE/                                                                               ADVISER/
    TYPE                      INVESTMENT OBJECTIVES/POLICIES                           SUB-ADVISER
-------------   ----------------------------------------------------------   -------------------------------
International   SP International Growth Portfolio (formerly, SP              Marsico Capital Management LLC,
   Equity       William Blair International Growth Portfolio): seeks         William Blair & Company, LLC
                long-term capital appreciation. The Portfolio invests
                primarily in equity-related securities of foreign issuers.
                The Portfolio invests primarily in the common stock of
                large and medium-sized foreign companies, although it
                may also invest in companies of all sizes. Under normal
                circumstances, the Portfolio invests at least 65% of its
                total assets in common stock of foreign companies
                operating or based in at least five different countries,
                which may include countries with emerging markets.
                The Portfolio looks primarily for stocks of companies
                whose earnings are growing at a faster rate than other
                companies or which offer attractive growth potential.

   This prospectus supplement is intended to amend the prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

(1) Financial Statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2005; the Statements of Operations for the period ended December 31, 2005; the Statements of Changes in Net Assets for the periods ended December 31, 2005 and December 31, 2004; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 16)

(2) Statements of Pruco Life of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2005 and 2004; and the related Statements of Operations of Stockholder's Equity and Cash Flows for the years ended December 31, 2005, 2004 and 2003;
     and the Notes to the Financial Statements appear in the prospectus (Part B of the Statement of Additional Information). (Note 16)

(b)  EXHIBITS

(1)  Resolution of the Board of Directors of Pruco Life Insurance
     Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Pruco Life of New Jersey Modified Guaranteed Annuity Account (Note 3)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3) (a)Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco
        Life Insurance Company of New Jersey (Depositor) (Note 7)

     (b)Form of Selected Broker Agreement used by PIMS (Note 7)

(4) (a)Form of Pruco Life of New Jersey Strategic Partners Select Contract. (Note 11)

(5)  (a)Application form for the Contract. (Note 11)

     (b)Application form for the Contract - ORD 99681NY Ed. 1/2004
        (Note 12)

     (c)Application form for the Contract - ORD99681NY Ed. 3/2006
        (Note 16)

(6) (a)Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 6)

     (b)By-laws of Pruco Life Insurance Company of New Jersey, as amended June 7, 1999. (Note 2)

(7) Contract of reinsurance in connection with variable annuity contract-- Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a)Form of Fund Participation Agreement. (Note 4)

     (b)Form of Fund Participation Agreement (AST) (Note 14)

     (c)Gartmore Amended and Restated Fund Participation Agreement
        (Note 14)

(9) Opinion of Counsel as to legality of the securities being registered. (Note 16)

(10) Written Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial
     Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(14) Powers of Attorney.

     (a) James J. Avery Jr. (Note 5)

     (b) David R. Odenath, Jr. (Note 8)

     (c) Ronald P. Joelson (Note 9)

     (d) Helen M. Galt (Note 10)

     (e) Bernard J. Jacob (Note 13)

     (f) Scott D. Kaplan, Tucker I. Marr (Note 1)
--------
(Note 1)  Filed herewith.

(Note 2) Incorporated by reference to Form S-6 Registration No. 333-85117, filed August 13, 1999, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 26, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)  Incorporated by reference to Post-Effective Amendment No. 10 to
          Form S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property
          Account.

(Note 6)  Incorporated by reference to Post-Effective Amendment No. 12 to
          Form S-1, Registration No. 33-20018, filed on or about April 15, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7)  Incorporated by reference to Post-Effective Amendment No. 3 on
          Form N-4, Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Form S-6, Registration No. 333-49334, filed on February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 14 to Form S-1, Registration Statement No. 33-20018, filed April 10, 2001 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 5 to Form
          S-6, Registration No. 333-85117 filed June 28, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 11) Incorporated by reference to Pre-Effective Amendment No. 1 on Form
          N-4, Registration No. 333-62238, filed November 27, 2001 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Post-Effective Amendment No. 3 to Form
          N-4 to Registration No. 333-62238, filed April 15, 2004 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity
          Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 13 to
          Form N-4, Registration No. 333-49230, filed January 20, 2005 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 54 to
          Form N-4, Registration No. 333-99275, filed April 6, 2005 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 7 to Form
          N-4, Registration No. 333-62238, filed April 19, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity
          Account.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life of New Jersey are listed below:

Name and Principal Business Address Position and Offices with Depositor
----------------------------------- ---------------------------------------
James J. Avery, Jr.                 Vice Chairman and Director
213 Washington Street
Newark, NJ 07102-2992

Scott D. Kaplan                     President and Director
213 Washington St.
Newark, NJ 07102-2992

Tucker I. Marr                      Chief Financial Officer
213 Washington Street
Newark, NJ 07102-2992

Helen M. Galt                       Director
213 Washington Street
Newark, NJ 07102-2992

Bernard J. Jacob                    Treasurer and Director
213 Washington Street
Newark, NJ 07102-2992

Ronald P. Joelson                   Director
100 Mulberry Street
Newark, NJ 07102-5096

Thomas C. Castano                   Chief Legal Officer and Secretary
213 Washington Street
Newark, NJ 07102-2992

Kent Sluyter                        Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

James M. O'Connor                   Senior Vice President and Actuary
200 Wood Avenue South
Iselin, NJ 08830-2706

David R. Odenath, Jr.               Director
751 Broad Street
Newark, NJ 07102-3777

Hwei-Chung S. Shao                  Senior Vice President and Chief Actuary
213 Washington Street
Newark, NJ 07102-2992

Kenneth S. Solon                    Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

Andrew M. Shainberg                 Chief Compliance Officer
213 Washington Street
Newark, NJ 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.

Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, a Delaware statutory trust. In addition, Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration
No. 001-16707, filed February 28, 2006, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2006, there were 8,279 owners of qualified and nonqualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) Prudential Investment Management Services LLC (PIMS)

   PIMS is distributor for Cash Accumulation Trust, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

   PIMS is also distributor of the following unit investment trust Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account

(b) Information concerning the officers and directors of PIMS is set forth below.

                        POSITIONS AND OFFICES      POSITIONS AND OFFICES
     NAME (1)             WITH UNDERWRITER            WITH REGISTRANT
     --------       -----------------------------  ---------------------
Robert F. Gunia     President                      None

Mark Hastings       Senior Vice President & Chief  None
                    Compliance Officer

David Odenath       Executive Vice President       None
751 Broad Street
Newark, NJ 07102

Scott Sleyster      Executive Vice President       None
280 Trumbull Street
Hartford, CT 06103

Stephen Pelletier   Executive Vice President       None

Bernard B. Winograd Executive Vice President       None

Edward P. Baird     Executive Vice President       None

Mark Salvacion      Senior Vice President,         None
                    Secretary and Chief Legal
                    Officer

Michael J. McQuade  Senior Vice President,         None
                    Comptroller and Chief
                    Financial Officer

Peter J. Boland     Senior Vice President and      None
                    Director of Operations

(1) The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

                         Net Underwriting
Name of Principal        Discounts and    Compensation  Brokerage
Underwriter              Commissions      on Redemption Commissions Compensation
-----------------        ---------------- ------------- ----------- ------------
Prudential Investment...
Management Services, LLC $8,177036        $-0-          $-0-        $-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf, on this 6th day of October, 2006.

    THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                 (Registrant)

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                  (Depositor)

Attest: /s/ THOMAS C. CASTANO          By: /s/ SCOTT D. KAPLAN
        -----------------------------      -------------------
        THOMAS C. CASTANO                  SCOTT D. KAPLAN
        CHIEF LEGAL OFFICER AND            PRESIDENT
        SECRETARY

                                  SIGNATURES

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE

*
-----------------------------
JAMES J. AVERY, JR.
VICE CHAIRMAN AND DIRECTOR     Date: October 6, 2006

*
-----------------------------
SCOTT D. KAPLAN
PRESIDENT AND DIRECTOR

*                              *By: THOMAS C. CASTANO
-----------------------------       ------------------
TUCKER I. MARR                      THOMAS C. CASTANO
VICE PRESIDENT, AND                 (ATTORNEY-IN-FACT)
PRINCIPAL FINANCIAL OFFICER

*
-----------------------------
BERNARD J. JACOB
DIRECTOR

*
-----------------------------
HELEN M. GALT
DIRECTOR

*
-----------------------------
RONALD P. JOELSON
DIRECTOR

*
-----------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                 EXHIBIT INDEX

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

(14) (f) Powers of Attorney: Scott D. Kaplan, Tucker I. Marr